Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

34.Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control or exercise significant influence over the other party. Parties are also considered to be related if they are subject to common control. Members of key management of the Group and their close family members are also considered as related parties.

Names of related parties	Nature of relationship
Edigene (Beijing) Inc.	A director of this entity is also a director of the Company
Beijing Shangyi Zhixin Healthcare Management Ltd.	A director of this entity is also a director of the Company
Hangzhou ImmuQuad Biotechnologies, LLC	A director of this entity is also a director of the Company

In addition to other related party transactions and balances disclosed elsewhere in these financial statements, the following is a summary of significant transactions and balances with related parties during the reported periods and at each year-end.

(a)Interests in subsidiaries of the Company are set out in Note 1.2.
(b)Significant transactions with related parties

(i)Provision of services

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Edigene (Beijing) Inc.	623	1,185	804
Others	898	56	—
	1,521	1,241	804

(ii)Purchase of goods and services

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Beijing Shangyi Zhixin Healthcare Management Ltd.	—	—	1,498
Hangzhou ImmuQuad Biotechnologies, LLC	—	87	—

34.Related party transactions (Continued)

(c)	Balances with related parties

(i)Trade receivables

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Edigene (Beijing) Inc.	597	110

(ii)Trade payables

	As of December 31,
	2021	2022
	RMB’000	RMB’000

Hangzhou ImmuQuad Biotechnologies, LLC	3	—

(d)	Key management compensation

Key management includes directors and senior management personnel. The compensations paid or payable to key management for employee services are shown below:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Salaries and other short-term employee benefits	8,112	10,238	11,777
Contributions to pension plans	107	156	232
Share-based compensation expenses	15,679	15,729	6,682
	23,898	26,123	18,691